Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,815,000
Previously Paid Amount	0.00
Total Fee Amount	388.75
Total Offset Amount	0.00
Net Fee	388.75
Narrative - Max Aggregate Offering Price	$ 2,815,000
Final Prospectus	true